EARNINGS PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Profit for the period	$ 368,393	$ 430,300
Weighted average number of basic shares (in shares)	222,623	222,623
Weighted average number of diluted shares (in shares)	222,623	222,623
Cash dividends per share declared (in USD per share)	$ 0.99	$ 1.77